Long-Term Loans, Net Of Current Maturities	12 Months Ended
Dec. 31, 2025
Loans Payable, Noncurrent [Abstract]
Long-Term Loans, Net Of Current Maturities	LONG-TERM LOANS, NET OF CURRENT MATURITIES

	Currency	Interest %	Years of maturity	December 31, 2025	December 31, 2024
Long-term loans	USD	S + 1.35% - 1.75%	2025-2028	$632	$949
	EURO	2.02% - 2.50%	2025-2028	30,061	37,614
				30,693	38,563
Less: current maturities				12,693	11,168
				$18,000	$27,395

For covenants see Note 21E.

As of December 31, 2025, the SOFR quarterly interest rate for long-term loans denominated in U.S. dollars was 3.65%.

The maturities of these loans for periods after December 31, 2025, are as follows:

2026 - current maturities	12,915
2027	13,278
2028	4,500
$30,693